Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 4,076	$ 10,305
Impaired Loans [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	4,076	10,305
Foreclosed Assets Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	354	2,340
Foreclosed Assets Held for Sale [Member]
Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Fair Value of Assets Measured on Non-Recurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 354	$ 2,340